Other assets (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets Current And Noncurrent [Abstract]
Summary of Other Assets

Other assets are analysed as follows:

	31/12/21	31/12/20
Advances to suppliers	5,842	4,956
Deferred delivery and commission costs related to finished goods	4,831	2,049
Deferred costs for Natuzzi Display System	1,676	2,003
Deferred costs for slotting fees	868	1,410
Deferred costs for Service-Type Warranty	205	252
Other prepaid expenses and accrued income	305	367
Total other assets	13,727	11,037
Less current portion	(12,309)	(9,146)
Non-current portion	1,418	1,891